UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 97.07%

Agricultural - 1.70%
7,167	Monsanto Co.	$ 810,516
17,000	The Mosaic Co.	783,870
		1,594,386
Apparel & Textiles - 0.58%
5,529	Fossil Group, Inc. *	541,842

Autos & Automotive Products - 3.96%
1,128	AutoZone, Inc. *	583,210
37,962	Dana Holdings Corp.	849,590
37,325	General Motors Co.	1,262,331
9,333	Harman International Industries, Inc.	1,013,097
		3,708,228
Banks, S&L's and Brokers - 1.87%
35,803	Citigroup, Inc.	1,751,125

Building & Construction - 1.51%
42,189	Quanta Services, Inc. *	1,412,910

Business Services - 2.18%
14,919	Akamai Technologies, Inc. *	880,519
87,669	Xerox Corp.	1,162,491
		2,043,010
Capital Equipment - 4.84%
9,584	Caterpillar, Inc.	965,588
5,438	Deere & Co.	462,828
12,107	Flowserve Corp.	896,402
9,495	United Technologies Corp.	998,399
34,226	Xylem, Inc.	1,207,836
		4,531,053
Chemicals - 1.58%
13,933	Lyondell Basell Industries NV	1,480,381

Construction Special Trade Constractors - 0.80%
12,584	Chicago Bridge & Iron Co.	746,483

Consumer Cyclicals - 1.90%
12,458	Whirlpool Corp.	1,777,009

Consumer Non-Durables - 2.76%
13,185	Philip Morris International, Inc.	1,081,302
19,450	Procter & Gamble Co.	1,503,874
		2,585,176
Consumer Services - 1.33%
30,913	Gap, Inc.	1,239,920

Containers & Paper - 2.35%
46,276	International Paper Co.	2,198,110
1	Veritv Corp. *	29
		2,198,139
Financial Services - 2.13%
30,389	Invesco Ltd.	1,143,538
10,229	PNC Financial Services Group	844,506
		1,988,044
Food & Drug Producers - 1.19%
30,846	Mondelez International, Inc.	1,111,070

Forest Products - 5.32%
50,313	Plum Creek Timber Co., Inc.	2,081,449
92,365	Weyerhaeuser Co.	2,892,872
		4,974,321
Healthcare - 5.57%
30,713	Express Scripts Holding Co. *	2,139,160
10,486	Laboratory Corp. of America Holdings *	1,087,293
24,491	UnitedHealth Group, Inc.	1,984,996
		5,211,449
Industrial Goods - 0.73%
18,188	Allegheny Technologies, Inc.	684,778

Insurance Agents & Brokers - 1.88%
34,656	Marsh & McLennan Companies, Inc.	1,759,485

Life Insurance - 5.72%
51,882	MetLife, Inc.	2,728,993
30,137	Prudential Financial, Inc.	2,621,015
		5,350,008
Media & Entertainment - 8.35%
50,277	Arris Group, Inc. *	1,717,965
27,772	Comcast Corp., Class-A	1,484,969
9,423	Discovery Communications, Inc. *	792,474
21,056	Liberty Interactive Corp. Class-A *	590,621
69,130	News Corp. Class A *	1,220,145
63,124	Twenty-First Century Fox, Inc.	1,999,137
		7,805,311
Metals & Mining - 0.80%
130,894	Walter Energy, Inc.	752,658

Multi-Industry - 3.29%
37,322	General Electric Co.	938,648
9,609	Honeywell International, Inc.	882,395
29,199	Tyco International, Inc.	1,259,937
		3,080,980
Natural Gas - 9.03%
20,437	Apache Corp.	2,098,062
27,678	Devon Energy Corp.	2,089,689
17,746	National Fuel Gas Co.	1,222,877
20,437	Southwestern Energy Co. *	829,334
38,962	Williams Companies, Inc.	2,206,418
		8,446,380
Oil - 1.11%
25,511	Crescent Point Energy Corp.	1,041,359

Pharmaceuticals - 5.87%
17,933	Johnson & Johnson	1,794,914
30,120	Mylan, Inc. *	1,487,024
6,201	Perrigo Co., Plc.	932,941
44,310	Pfizer, Inc.	1,271,697
		5,486,576
Property & Casualty Insurance - 4.78%
37,407	Allstate Corp.	2,186,439
22,848	Ace Ltd.	2,287,085
		4,473,524
Retail Stores - 0.94%
18,322	Lowes Companies, Inc.	876,708

Specialty Chemicals - 2.44%
34,959	FMC Corp.	2,280,026

Technology - 4.81%
29,789	CDW Corp.	920,182
13,254	EBay, Inc. *	700,209
22,859	EMC Corp.	669,769
16,157	Power Integrations, Inc.	869,731
43,238	Trimble Navigation Ltd. *	1,336,054
		4,495,945
Telecommunications - 3.18%
17,894	American Tower Corp. Class A	1,689,015
12,034	SBA Communications, Inc. Class A *	1,286,795
		2,975,810
Transportation - 2.55%
7,362	Norfolk Southern Corp.	748,421
52,980	XPO Logistics, Inc. *	1,636,552
		2,384,973

Total Common Stock (Cost $58,137,380) - 97.07%		$ 90,789,067

SHORT TERM INVESTMENTS - 2.81%
2,625,043	Invesco Short Term Investment 0.01% (Cost $2,625,043) **	$ 2,625,043

Total Investments (Cost $60,762,423) - 99.88%		$ 93,414,110

Other Assets Less Liabilities - 0.12%		115,353

Net Assets - 100.00%		$ 93,529,463

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,762,423 amounted to $32,651,687, which consisted of aggregate gross unrealized appreciation of $33,106,111 and aggregate gross unrealized depreciation of $454,424.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$90,789,067	$0	$0	$90,789,067
Cash Equivalents	$2,625,043	$0	$0	$2,625,043
Total	$93,414,110	$0	$0	$93,414,110

	Croft Income Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 44.93%

Agriculture - 0.76%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 112,754

Autos & Automotive Products - 2.64%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	186,525
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	203,366
		389,891
Building Materials & Housing - 2.09%
180,000	Lennar Corp., 4.75%, 12/15/17	186,300
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	121,557
		307,857
Business Services - 2.28%
165,000	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	173,044
145,000	United Parcel Services, 5.5%, 1/15/18	164,198
		337,242
Capital Goods - 1.96%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	171,244
105,000	United Technologies Corp., 5.375%, 12/15/17	118,381
		289,625
Chemicals - 2.21%
150,000	Albemarle Corp., 5.10%, 2/1/15	153,218
150,000	DuPont EI De Nemours, 6.00% 7/15/18	173,625
		326,843
Electric & Gas Utilities - 1.30%
70,000	Exelon Corp., 4.90%, 6/15/15	191,712

Energy and Energy Services - 6.59%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	121,917
100,000	BP Capital Markets Plc, 3.125, 10/1/15	102,976
100,000	Conocophillips Corp., 5.20%, 5/15/18	112,726
140,000	Hornbeck Offshore Services, 5.875%, 4/1/20	141,400
160,000	Occidental Petroleum Corp., 7.75%, 2/15/17	162,609
185,000	Sunoco, Inc., 4.875%, 10/15/14	186,350
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	144,900
		972,878
Financial Services - 5.16%
130,000	American Express Credit Co., 5.125%, 8/25/14	130,352
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	76,014
165,000	Deere Capital Corp., 2.00%, 1/13/17	168,727
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	65,267
57,000	Marsh & McLennan Co., 5.75%, 9/15/15	60,085
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	159,889
100,000	PNC Funding Corp., 3.625%, 2/8/15	101,664
		761,998
Food & Drug Producers - 1.80%
150,000	Anheuser-Busch InBev SA/NV, 4.125%, 1/15/15	152,480
110,000	Pfizer, Inc., 5.35%, 3/15/15	113,269
		265,749
Gas & Gas Transmission - 0.67%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	99,011

Industrial Goods - 3.01%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	93,265
206,000	General Electric Co., 5.25%, 12/6/17	231,155
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	119,665
		444,085
Media & Entertainment - 3.60%
186,000	Liberty Media, Corp., 8.25%, 2/1/30	205,530
165,000	News America Holdings, Inc., 7.75%, 2/1/24	198,037
110,000	Washington Post Co., 7.25%, 2/1/19	128,495
		532,062
Metal & Mining - 2.30%
90,000	ArcelorMittal, 3.75%, 8/5/15	91,575
100,000	Nucor Corp., 5.75%, 12/1/17	113,113
125,000	U.S. Steel Corp., 7.00%, 2/1/18	135,313
		340,001
Micellaneous Consumer Goods & Services - 0.74%
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	109,750

Retail Stores - 1.60%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	77,469
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	158,642
		236,111
Telephones & Communications - 2.07%
150,000	Anixter, Inc., 5.95%, 3/1/15	153,225
150,000	CenturyLink, Inc., 5.00%, 2/15/15	152,250
		305,475
Technology - 2.83%
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	45,810
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	155,953
100,000	IBM Corp., 5.70%, 9/14/17	113,346
225,000	Texas Instruments, Inc., 2.375, 5/16/16	103,070
		418,179
Textiles & Apparel Manufacuring - 1.30%
100,000	Texas Instruments, Inc., 2.375, 5/16/16	191,250

Total Corporate Bonds (Cost $6,169,042) - 44.93%		$ 6,632,473

PREFERRED STOCKS - 0.59%
3,000	CHS, Inc. 7.875%, 12/31/49 *	$ 87,750

Total Preferred Stocks (Cost $75,000) - 0.59%		$ 87,750

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 22.35%
300,000	U.S. Treasury Notes, 2.625%, 12/31/14	$ 303,152
750,000	U.S. Treasury Notes, 0.75%, 1/15/17	749,238
750,000	U.S. Treasury Notes, 0375%, 5/31/16	748,799
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	747,656
750,000	U.S. Treasury Notes, 0.375%, 1/31/16	750,908

Total U.S. Government Agencies & Obligations (Cost $3,306,568) - 22.35%		$ 3,299,753

SHORT TERM INVESTMENTS - 31.68%
4,677,314	Invesco Short Term Investment 0.01% (Cost $4,677,314) **	$ 4,677,314

Total Investments (Cost $14,227,924) - 99.55%		$ 14,697,290

Other Assets less Liablities - 0.45%		65,948

Net Assets - 100.00%		$ 14,763,238

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,227,924 amounted to $418,595, which consisted of aggregate gross unrealized appreciation of $434,911 and aggregate gross unrealized depreciation of $16,316.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$6,632,473	$0	$6,632,473
Convertible Bonds	$0	$87,750	$0	$87,750
U.S. Obligations	$0	$3,299,753	$0	$3,299,753
Cash Equivalents	$4,677,314	$0	$0	$4,677,314
Total	$4,677,314	$10,019,976	$0	$14,697,290

	Croft Focus Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 90.06%

Agricultural - 3.33%
5,780	The Mosaic Co.	$ 266,516

Apparel & Textiles - 2.53%
2,069	Fossil Group, Inc. *	202,762

Autos & Automotive Products - 7.54%
13,025	Dana Holdings Corp.	291,500
9,226	General Motors Co.	312,023
		603,523
Banks, S&L's and Brokers - 3.29%
5,391	Citigroup, Inc.	263,674

Building & Construction - 3.55%
8,480	Quanta Services, Inc. *	283,995

Business Services - 3.75%
22,642	Xerox Corp.	300,233

Consumer Cyclicals - 2.63%
1,477	Whirlpool Corp.	210,679

Consumer Non-Durables - 2.40%
2,346	Philip Morris International, Inc.	192,395

Consumer Services - 4.40%
8,782	Gap, Inc.	352,246

Containers & Paper - 4.57%
7,703	International Paper Co.	365,893

Forest Products - 3.41%
8,720	Weyerhaeuser Co.	273,110

Healthcare - 4.53%
5,212	Express Scripts Holding Co. *	363,016

Life Insurance - 4.07%
3,744	Prudential Financial, Inc.	325,616

Media & Entertainment - 13.75%
10,313	Arris Group, Inc. *	352,395
5,650	Comcast Corp., Class A	302,106
16,661	News Corp., Class A *	294,067
4,820	Twenty-First Century Fox, Inc.	152,649
		1,101,217
Metals & Mining - 2.59%
36,074	Walter Energy, Inc.	207,426

Natural Gas - 4.49%
3,499	Apache Corp.	359,207

Pharmaceuticals - 3.53%
1,879	Perrigo Co. Plc.	282,696

Property & Casualty Insurance - 2.82%
2,253	Ace Ltd.	225,525

Specialty Chemicals - 4.37%
5,360	FMC Corp.	349,579

Telecommunications - 3.91%
3,316	American Tower Corp., Class A	312,997

Transportation - 4.61%
11,943	XPO Logistics, Inc. *	368,919

Total Common Stock (Cost $7,008,805) - 90.06%		$ 7,211,224

SHORT TERM INVESTMENTS - 10.00%
800,480	Invesco Short Term Investment 0.01% (Cost $800,480) **	$ 800,480

Total Investments (Cost $7,008,805) - 100.06%		$ 8,011,704

Other Assets Less Liabilities - (0.06% )		(4,643)

Net Assets - 100.00%		$ 8,007,061

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Croft Focus Fund
1. SECURITY TRANSACTIONS

At July 31, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,008,805 amounted to $202,424, which consisted of aggregate gross unrealized appreciation of $463,298 and aggregate gross unrealized depreciation of $260,874.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,211,224	$0	$0	$7,211,224
Cash Equivalents	$800,480	$0	$0	$800,480
Total	$8,011,704	$0	$0	$8,011,704

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 24, 2014

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 24, 2014